Schedule of inventories (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Raw materials	$ 78,682	$ 64,184		$ 116,721
Finished goods				104,430
Inventories	$ 78,682	$ 64,184	$ 64,184	$ 221,151